Promissory Notes (Details Narrative)		3 Months Ended		12 Months Ended
	Mar. 18, 2020	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Notes payable				$ 88,120
Other receivable				11,058
Gain (Loss) on Extinguishment of Debt		$ 9,207		184,868	$ 250,778
Debt instrument maturity date, description	The note will mature 18 months from the issue date, or August 25, 2021, at which time the principal amount and all accrued and unpaid interest, if any, and other fees relating to the note, will be due and payable. Unless an event of default as set forth in the note has occurred, the Company has the right to prepay principal amount of, and any accrued and unpaid interest on, the note at any time prior to the maturity date at 100% of the principal amount plus any accrued and unpaid interest plus the lesser of (i) nine months of unaccrued interest or (ii) all unaccrued interest through the remainder of the term.
Secured Promissory Note [Member]
Secured debt						$ 9,545						$ 73,452
Debt interest rate						18.00%					18.00%
Debt instrument extended maturity date					Apr. 01, 2021
Principal amount		96,091		96,091	$ 96,091
Accrued interest		53,120		48,770	32,277
Repayment from secured debt					9,545
Debt instrument maturity date, description						The secured promissory note was due in August 2018.
Secured Promissory Note [Member] | Promissory Note Holders [Member]
Principal amount		62,905
Gain (Loss) on Extinguishment of Debt		5,682
Repayment from secured debt		62,905
Secured Promissory Note [Member] | Canadian Dollars [Member]
Secured debt						$ 12,000							$ 123,231
Repayment from secured debt					12,000
Secured Promissory Note [Member] | Canadian Dollars [Member] | Promissory Note Holders [Member]
Principal amount							$ 80,108
Unsecured Promissory Note [Member]
Unsecured debt									$ 22,639
Debt interest rate									18.00%	18.00%
Unsecured Promissory Note [Member] | Canadian Dollars [Member]
Unsecured debt										$ 30,884
Principal amount					123,231		123,231	$ 123,231
Accrued interest					$ 41,921		$ 69,571	$ 64,102
Secured Promissory Note One [Member]
Secured debt						$ 53,848						$ 79,000
Debt interest rate						12.00%					12.00%	18.00%	18.00%
Debt instrument extended maturity date					Apr. 01, 2021
Principal amount		79,000		79,000	$ 79,000
Accrued interest		34,497		31,000	$ 16,780
Debt instrument maturity date, description						The secured promissory notes were due in October and November 2018.
Secured Promissory Note One [Member] | 2017 Secured Promissory Notes [Member]
Debt instrument extended maturity date					Nov. 03, 2020
Principal amount				53,848	$ 53,848
Accrued interest				14,050	8,174
Secured Promissory Note One [Member] | Canadian Dollars [Member]
Secured debt											$ 67,700
Secured Promissory Note One [Member] | Canadian Dollars [Member] | 2017 Secured Promissory Notes [Member]
Principal amount				67,700	67,700
Accrued interest				18,740	$ 10,616
Secured Promissory Note Two [Member]
Secured debt						$ 60,000
Debt interest rate						12.00%					12.00%
Debt instrument extended maturity date					Nov. 03, 2020
Principal amount		50,000		50,000	$ 50,000
Accrued interest		$ 24,203		$ 22,703	16,703
Repayment from secured debt					$ 10,000
Debt instrument maturity date, description						The secured promissory notes are due in August and November 2018.
Secured Promissory Note Two [Member] | Minimum [Member]
Debt interest rate						12.00%					12.00%
Secured Promissory Note Two [Member] | Maximum [Member]
Debt interest rate						22.00%					22.00%